Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 10 - Leases

A.	The components of operating lease cost for the year ended December 31, 2020, 2021 and 2022 were as follows:
	Year ended December 31
	2020	2021	2022
	US$ thousands
Operating lease costs (mainly plant and offices)	1,623	1,921	1,872
Variable lease payments not included in the lease liability	3	8	62
Short-term lease cost	285	278	273
Total operating lease cost	1,911	2,207	2,207
B.	Supplemental cash flow information related to operating leases was as follows:
	Year ended December 31
	2020	2021	2022
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,601	1,887	1,847
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Operating leases	7,201	451	1,269

C.          Supplemental balance sheet information related to operating leases was as follows:

	December 31
	2021	2022
	US$ thousands

Operating leases:
Operating leases right-of-use	8,765	8,441

Current operating lease liabilities	1,811	1,549
Non-current operating lease liabilities	7,377	6,291
Total operating lease liabilities	9,188	7,840

	December 31
	2021	2022
	US$ thousands

Weighted average remaining lease term (years)	7.3	7.7

Weighted average discount rate	2.3%	2.9%
E.          Future lease payments under non-cancellable leases as of December 31, 2022 were as follows:
December 31, 2022
US$ thousands

2023	1,793
2024	1,477
2025	1,057
2026	1,006
After 2026	3,416
Total operating lease payments	8,749
Less: imputed interest	(909)
Present value of lease liabilities	7,840